Investments - Schedule of Equity Securities with Readily Determinable Fair Values (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Equity Securities with Readily Determinable Fair Values [Abstract]
Total net gains (losses) recognized	¥ 51,489,277	$ 7,362,869	¥ (11,163,213)	¥ 9,966,512
Less: Net realized gains on equity securities sold	51,489,277	7,362,869
Net unrealized gains (losses) recognized on equity securities held			¥ (11,163,213)	¥ 9,966,512